Goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Term of strategic plan	4 years
Years of cash flows	5 years
Normalization period added to term of strategic plan	2 years
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 0	€ 228
Telefónica Venezuela | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss		124
Telefónica Móviles México | Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment loss		91
Televisión Federal S.A.- TELEFE Provision and operation TV and radio broadcasting-services | Goodwill
Disclosure of detailed information about intangible assets [line items]
Decrease of goodwill in relation to sale		€ 13
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	39.00%
Long-term capital expenditure (CapEx) ratio	13.00%
Growth rate used to extrapolate cash flow projections	0.80%	0.80%
Telefónica Spain | Forecast
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	41.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	27.00%
Long-term capital expenditure (CapEx) ratio	13.00%
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Telefónica Germany | Forecast
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	28.00%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	24.00%
Long-term capital expenditure (CapEx) ratio	13.00%
Growth rate used to extrapolate cash flow projections	0.80%	0.80%
Telefónica United Kingdom | Forecast
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	25.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio	37.00%
Long-term capital expenditure (CapEx) ratio	17.00%
Growth rate used to extrapolate cash flow projections	4.50%	5.00%
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	7.50%
Telefonica Moviles Mexico [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Telefonica Moviles Mexico [Member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	65.00%